Consolidated Statements of Financial Position R$ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
Current assets:
Cash and cash equivalents	$ 17,374	R$ 67,321	R$ 395,962
Restricted cash	773	2,996	19,397
Trade accounts receivables, net	42,275	163,807	113,168
Inventories, net	69,318	268,594	456,632
Recoverable taxes	15,282	59,214	80,047
Prepaid expenses and other current assets	5,198	20,138	48,352
Total current assets	150,220	582,070	1,113,558
Non-current assets:
Restricted cash	4,783	18,533	15,048
Judicial deposits	30,896	119,717	106,914
Recoverable taxes	10,332	40,033	70,765
Other assets	3,656	14,166	1,950
Due from related parties	2	7	12
Property and equipment, net	19,740	76,489	73,039
Intangible assets, net	36,987	143,317	115,839
Total non-current assets	106,396	412,262	383,567
Total assets	256,616	994,332	1,497,125
Current liabilities:
Trade accounts payable	87,003	337,120	365,835
Reverse factoring	11,685	45,276	148,928
Current portion of long-term debt	9,929	38,473	106,577
Taxes and contributions payable	4,766	18,467	19,875
Deferred revenue	1,028	3,983	3,732
Accrued expenses	35,285	136,721	120,366
Other current liabilities	6,635	25,711	31,017
Total current liabilities	156,331	605,751	796,330
Non-current liabilities:
Long-term debt, net of current portion	49,140	190,406	179,394
Provision for labor, civil and tax risks	5,145	19,935	12,523
Deferred revenue	5,598	21,690	25,502
Other non-current liabilities	0	0	27
Total non-current liabilities	59,883	232,031	217,446
Total liabilities	216,214	837,782	1,013,776
Shareholders' equity:
Share capital	63	244	244
Additional-paid in capital	347,781	1,347,581	1,345,507
Treasury shares	(396)	(1,533)	(1,533)
Accumulated other comprehensive loss	(2,845)	(11,022)	(13,664)
Accumulated losses	(304,135)	(1,178,464)	(847,125)
Equity attributable to owners of the parent	40,468	156,806	483,429
Equity attributable to non-controlling interests	(66)	(256)	(80)
Total shareholders' equity	40,402	156,550	483,349
Total liabilities and shareholders' equity	$ 256,616	R$ 994,332	R$ 1,497,125